UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04257

DWS Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Bond VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 37.5%
Consumer Discretionary 3.2%
AMC Entertainment, Inc., 8.75%, 6/1/2019		115,000	123,625
AmeriGas Finance LLC:
6.75%, 5/20/2020		15,000	15,937
7.0%, 5/20/2022		10,000	10,400
APX Group, Inc., 144A, 6.375%, 12/1/2019		15,000	14,175
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		5,000	5,513
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		25,000	24,500
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		15,000	13,875
BC Mountain LLC, 144A, 7.0%, 2/1/2021		15,000	14,888
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		10,000	10,850
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		330,000	304,764
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		185,000	170,200
9.0%, 2/15/2020		15,000	14,063
CCO Holdings LLC, 6.5%, 4/30/2021		155,000	157,325
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		30,000	28,275
144A, 6.375%, 9/15/2020		80,000	81,600
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	15,225
Series B, 6.5%, 11/15/2022		25,000	25,500
Series B, 7.625%, 3/15/2020		75,000	77,437
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		230,000	204,243
Delphi Corp., 5.0%, 2/15/2023		20,000	20,650
DIRECTV Holdings LLC, 2.4%, 3/15/2017		1,050,000	1,054,859
DISH DBS Corp.:
4.25%, 4/1/2018		15,000	15,019
5.0%, 3/15/2023 (b)		20,000	18,550
7.875%, 9/1/2019		90,000	102,600
General Motors Co.:
144A, 4.875%, 10/2/2023		60,000	58,650
144A, 6.25%, 10/2/2043		15,000	14,775
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		10,000	10,275
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		20,000	20,875
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		300,000	297,422
Marriott International, Inc., 3.375%, 10/15/2020		60,000	59,804
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		15,000	15,187
Mediacom Broadband LLC, 6.375%, 4/1/2023		10,000	10,000
Mediacom LLC, 9.125%, 8/15/2019		85,000	92,862
MGM Resorts International:
6.625%, 12/15/2021 (b)		40,000	41,400
6.75%, 10/1/2020 (b)		10,000	10,500
8.625%, 2/1/2019		105,000	120,750
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		10,000	10,050
News America, Inc., 144A, 4.0%, 10/1/2023		10,000	10,010
Norcraft Companies LP, 10.5%, 12/15/2015		65,000	67,194
PNK Finance Corp., 144A, 6.375%, 8/1/2021		15,000	15,300
Quebecor Media, Inc., 5.75%, 1/15/2023		15,000	14,138
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		10,000	10,088
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		10,000	9,800
Starz LLC, 5.0%, 9/15/2019		10,000	9,900
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		15,000	13,988
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		15,000	16,612

			3,453,653
Consumer Staples 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		250,000	204,375
B&G Foods, Inc., 4.625%, 6/1/2021		15,000	14,325
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		15,000	15,938
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	218,250
ESAL GmbH, 144A, 6.25%, 2/5/2023		200,000	176,500
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		65,000	61,994
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		30,000	29,700
144A, 8.25%, 2/1/2020		115,000	121,038
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		200,000	197,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		115,000	125,062
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		25,000	25,094
7.125%, 4/15/2019		265,000	281,562
Smithfield Foods, Inc., 6.625%, 8/15/2022		20,000	20,625

			1,491,463
Energy 4.6%
Access Midstream Partners LP:
4.875%, 5/15/2023		20,000	18,800
5.875%, 4/15/2021		5,000	5,138
Berry Petroleum Co.:
6.375%, 9/15/2022		15,000	15,075
6.75%, 11/1/2020		15,000	15,262
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		15,000	14,963
Chaparral Energy, Inc., 7.625%, 11/15/2022		25,000	25,375
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		760,000	968,235
DCP Midstream Operating LP, 3.875%, 3/15/2023		250,000	227,479
Denbury Resources, Inc., 4.625%, 7/15/2023		40,000	36,600
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		20,000	19,800
Energy Transfer Partners LP, 4.15%, 10/1/2020		300,000	308,314
EP Energy LLC, 7.75%, 9/1/2022		25,000	27,125
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		26,072	27,213
FMC Technologies, Inc., 3.45%, 10/1/2022		300,000	287,698
Halcon Resources Corp.:
8.875%, 5/15/2021		35,000	35,875
9.75%, 7/15/2020		15,000	15,862
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (b)		25,000	24,562
Linn Energy LLC, 144A, Step-up Coupon, 6.75% to 10/5/2013, 7.0% to 11/1/2019		150,000	141,375
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		50,000	49,000
144A, 7.0%, 3/31/2024 (c)		45,000	45,281
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		30,000	29,625
144A, 10.75%, 10/1/2020		15,000	15,750
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		20,000	19,900
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		75,000	79,125
144A, 6.875%, 3/15/2022		25,000	26,375
6.875%, 1/15/2023		15,000	15,900
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021 (b)		92,500	94,119
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		25,000	24,375
7.5%, 11/1/2019		40,000	42,100
ONEOK Partners LP, 6.15%, 10/1/2016		878,000	992,316
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		15,000	14,625
Petroleos Mexicanos, 2.286% *, 7/18/2018		250,000	257,500
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		500,000	548,750
SandRidge Energy, Inc., 7.5%, 3/15/2021 (b)		55,000	55,550
Tesoro Corp., 5.375%, 10/1/2022		10,000	9,550
Transocean, Inc., 3.8%, 10/15/2022		555,000	522,583
Whiting Petroleum Corp., 5.0%, 3/15/2019		15,000	15,038

			5,072,213
Financials 14.9%
American International Group, Inc., 4.875%, 6/1/2022		400,000	429,104
American Tower Corp., (REIT), 3.5%, 1/31/2023		280,000	245,785
Atlantic Finance Ltd., (REIT), 144A, 10.75%, 5/27/2014		500,000	525,358
Bank of America Corp., 3.3%, 1/11/2023 (b)		800,000	749,408
Barclays Bank PLC, 7.625%, 11/21/2022 (b)		1,090,000	1,080,462
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	208,000
CNA Financial Corp., 5.75%, 8/15/2021		500,000	563,302
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		525,000	503,719
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	518,750
E*TRADE Financial Corp.:
6.375%, 11/15/2019		40,000	42,600
6.75%, 6/1/2016		205,000	218,325
Ford Motor Credit Co., LLC, 3.0%, 6/12/2017		485,000	498,509
General Electric Capital Corp., 3.1%, 1/9/2023 (b)		1,000,000	935,481
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		100,000	92,507
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		117,000	135,017
ING Bank NV, 144A, 2.0%, 9/25/2015		1,310,000	1,327,829
ING U.S., Inc., 144A, 5.7%, 7/15/2043		335,000	332,511
International Lease Finance Corp.:
4.625%, 4/15/2021		10,000	9,258
6.25%, 5/15/2019		5,000	5,250
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		895,000	879,879
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		200,000	187,000
Jefferies Group LLC, 5.125%, 1/20/2023		300,000	302,356
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,100,000	1,145,202
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	544,362
Mizuho Bank Ltd., 144A, 2.95%, 10/17/2022		500,000	461,150
Morgan Stanley:
3.75%, 2/25/2023		835,000	804,968
4.1%, 5/22/2023		85,000	79,281
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		155,000	155,775
Nordea Bank AB, 144A, 4.25%, 9/21/2022		555,000	548,586
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	380,000	345,518
PNC Bank NA, 6.875%, 4/1/2018		200,000	239,429
ProLogis LP, (REIT), 4.25%, 8/15/2023 (b)		360,000	358,056
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023 (b)		100,000	100,882
SLM Corp., 5.5%, 1/25/2023 (b)		630,000	576,819
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		880,000	999,235
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018		250,000	232,500

			16,382,173
Health Care 1.2%
Agilent Technologies, Inc., 3.2%, 10/1/2022 (b)		300,000	278,418
Biomet, Inc.:
6.5%, 8/1/2020		25,000	25,812
6.5%, 10/1/2020		5,000	5,069
Community Health Systems, Inc., 7.125%, 7/15/2020		125,000	126,250
HCA, Inc.:
6.5%, 2/15/2020		235,000	254,681
7.5%, 2/15/2022		190,000	208,525
IMS Health, Inc., 144A, 6.0%, 11/1/2020		15,000	15,319
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		265,000	258,193
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		110,000	104,589
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		20,000	20,675
Tenet Healthcare Corp.:
4.5%, 4/1/2021		5,000	4,688
6.25%, 11/1/2018		60,000	64,050

			1,366,269
Industrials 1.5%
Accuride Corp., 9.5%, 8/1/2018		5,000	5,213
ADT Corp., 144A, 6.25%, 10/15/2021 (c)		10,000	10,150
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		15,000	15,413
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020 (c)		20,000	20,100
BE Aerospace, Inc., 6.875%, 10/1/2020 (b)		55,000	60,087
Belden, Inc., 144A, 5.5%, 9/1/2022		25,000	24,125
Bombardier, Inc., 144A, 5.75%, 3/15/2022		90,000	89,325
Clean Harbors, Inc., 5.125%, 6/1/2021		15,000	14,494
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		10,000	9,550
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	184,000
FTI Consulting, Inc., 6.0%, 11/15/2022		15,000	14,888
GenCorp, Inc., 144A, 7.125%, 3/15/2021		50,000	52,375
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		200,000	209,000
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		200,000	192,000
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		10,000	9,968
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		25,000	26,219
Meritor, Inc., 6.75%, 6/15/2021		10,000	9,900
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		15,000	15,675
Navios South American Logistics, Inc., 9.25%, 4/15/2019		5,000	5,375
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	202,250
Owens Corning, Inc., 4.2%, 12/15/2022		190,000	185,353
Titan International, Inc., 144A, 6.875%, 10/1/2020 (c)		35,000	35,262
Total System Services, Inc., 3.75%, 6/1/2023		30,000	27,768
TransDigm, Inc.:
144A, 7.5%, 7/15/2021 (b)		20,000	21,500
7.75%, 12/15/2018		25,000	26,625
U.S. Airways Group, Inc., 6.125%, 6/1/2018		15,000	14,381
United Rentals North America, Inc.:
6.125%, 6/15/2023		5,000	5,025
7.625%, 4/15/2022		85,000	92,437
Watco Companies LLC, 144A, 6.375%, 4/1/2023		15,000	14,850

			1,593,308
Information Technology 2.1%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		5,000	5,088
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		45,000	45,056
CDW LLC, 8.5%, 4/1/2019		160,000	176,800
CyrusOne LP, 6.375%, 11/15/2022		5,000	4,963
Equinix, Inc.:
5.375%, 4/1/2023		45,000	42,525
7.0%, 7/15/2021		140,000	149,100
First Data Corp.:
144A, 6.75%, 11/1/2020		105,000	108,675
144A, 7.375%, 6/15/2019		190,000	199,975
Fiserv, Inc., 3.5%, 10/1/2022 (b)		715,000	676,941
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		80,000	86,600
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		5,000	5,106
Hewlett-Packard Co., 3.3%, 12/9/2016		715,000	743,878
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		15,000	15,862
7.625%, 6/15/2021		50,000	53,875
IAC/InterActiveCorp., 4.75%, 12/15/2022		15,000	13,800

			2,328,244
Materials 3.2%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		750,000	697,446
ArcelorMittal, 6.125%, 6/1/2018		500,000	530,000
Axiall Corp., 144A, 4.875%, 5/15/2023		5,000	4,738
Barrick Gold Corp., 2.5%, 5/1/2018		170,000	162,103
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		10,000	10,275
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		10,000	9,600
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (b)		375,000	384,375
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		40,000	41,000
144A, 8.75%, 6/1/2020		25,000	26,750
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		790,000	726,562
Gerdau Holdings, Inc., 144A, 7.0%, 1/20/2020		200,000	213,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		75,000	75,000
8.875%, 2/1/2018		35,000	36,225
Huntsman International LLC, 4.875%, 11/15/2020		15,000	14,212
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		5,000	4,363
Novelis, Inc., 8.75%, 12/15/2020		265,000	290,837
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021 (c)		15,000	15,150
Polymer Group, Inc., 7.75%, 2/1/2019		65,000	69,469
PolyOne Corp., 144A, 5.25%, 3/15/2023		35,000	33,075
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		200,000	196,500
Tronox Finance LLC, 6.375%, 8/15/2020		15,000	14,850

			3,555,530
Telecommunication Services 2.9%
CC Holdings GS V LLC, 3.849%, 4/15/2023		490,000	441,848
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		5,000	4,881
Cincinnati Bell, Inc., 8.375%, 10/15/2020		210,000	222,075
Digicel Ltd., 144A, 8.25%, 9/1/2017		295,000	305,694
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		110,000	109,725
7.625%, 4/15/2024 (b)		5,000	5,000
8.5%, 4/15/2020		280,000	309,400
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		30,000	28,050
7.5%, 4/1/2021		270,000	291,600
Level 3 Communications, Inc., 8.875%, 6/1/2019 (b)		80,000	85,600
Level 3 Financing, Inc., 7.0%, 6/1/2020		160,000	161,600
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		175,000	181,344
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	186,000
SBA Communications Corp., 5.625%, 10/1/2019		15,000	14,738
Sprint Communications, Inc.:
6.0%, 11/15/2022		25,000	23,000
8.375%, 8/15/2017		60,000	67,800
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	176,000
tw telecom holdings, Inc.:
5.375%, 10/1/2022		15,000	14,325
144A, 5.375%, 10/1/2022		5,000	4,775
144A, 6.375%, 9/1/2023		15,000	14,925
Verizon Communications, Inc., 6.55%, 9/15/2043		120,000	135,472
Windstream Corp.:
6.375%, 8/1/2023		15,000	13,725
7.5%, 4/1/2023		5,000	4,938
7.75%, 10/15/2020		325,000	335,562
7.75%, 10/1/2021		20,000	20,650
144A, 7.75%, 10/1/2021		20,000	20,650

			3,179,377
Utilities 2.5%
AES Corp., 8.0%, 10/15/2017		20,000	23,000
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		410,000	377,502
Calpine Corp.:
144A, 7.5%, 2/15/2021		205,000	217,813
144A, 7.875%, 7/31/2020		10,000	10,775
DTE Energy Co., 7.625%, 5/15/2014		300,000	312,771
Electricite de France SA, 144A, 5.25%, 1/29/2049 (b)		400,000	378,360
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		30,000	31,613
Eskom Holdings SOC Ltd., 144A, 5.75%, 1/26/2021		400,000	397,000
Jersey Central Power & Light Co., 144A, 4.7%, 4/1/2024		160,000	162,003
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	110,250
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		200,000	180,000
PPL Energy Supply LLC, 4.6%, 12/15/2021		500,000	493,346

			2,694,433

Total Corporate Bonds (Cost $41,579,396)			41,116,663
Mortgage-Backed Securities Pass-Throughs 37.5%
Federal Home Loan Mortgage Corp.:
3.5%, 4/1/2042		7,821,528	7,954,127
4.0%, 8/1/2039		817,622	857,290
5.5%, with various maturities from 10/1/2023 until 8/1/2024		121,019	131,806
6.5%, 3/1/2026		354,216	392,371
Federal National Mortgage Association:
2.378% *, 8/1/2037		208,136	218,361
2.469% *, 9/1/2038		78,661	82,780
4.0%, with various maturities from 9/1/2040 until 12/1/2040 (c)		15,160,168	15,851,265
4.5%, 10/1/2033		141,709	152,611
5.0%, with various maturities from 2/1/2021 until 8/1/2040		2,096,691	2,273,362
5.5%, with various maturities from 12/1/2032 until 4/1/2037		1,149,375	1,250,815
6.0%, with various maturities from 4/1/2024 until 3/1/2025		674,643	744,328
6.5%, with various maturities from 3/1/2017 until 12/1/2037		796,487	881,808
8.0%, 9/1/2015		5,265	5,493
Government National Mortgage Association, 3.5%, 5/1/2042 (c)		10,000,000	10,314,062

Total Mortgage-Backed Securities Pass-Throughs (Cost $40,525,991)			41,110,479
Asset-Backed 1.6%
Credit Card Receivables
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.932% *, 8/15/2018 (Cost $1,842,012)		1,750,000	1,786,652
Commercial Mortgage-Backed Securities 7.4%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.483% *, 11/15/2015		1,678,706	1,681,398
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A2", Series 2007-2, 5.633% *, 4/10/2049		26,926	27,243
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.708% *, 6/11/2040		240,000	270,908
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,750,000	1,936,305
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.183% *, 3/15/2018		125,000	125,550
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		230,000	222,492
"A4", Series 2007-C1, 5.716%, 2/15/2051		960,000	1,066,907
"F", Series 2007-LD11, 5.813% *, 6/15/2049		650,000	54,689
"G", Series 2007-LD11, 144A, 5.813% *, 6/15/2049		760,000	49,168
"H", Series 2007-LD11, 144A, 5.813% *, 6/15/2049		460,000	27,947
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,315,000	1,443,639
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.852% *, 6/12/2050		1,168,512	1,238,097
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.936% *, 6/15/2049		770,000	23,693

Total Commercial Mortgage-Backed Securities (Cost $10,153,039)			8,168,036
Collateralized Mortgage Obligations 6.4%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		430,753	384,814
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		134,044	90,787
Federal Home Loan Mortgage Corp.:
"PA", Series 4122, 1.5%, 2/15/2042		463,942	436,114
"ZG", Series 4213, 3.5%, 6/15/2043		1,543,598	1,459,708
"PE", Series 2898, 5.0%, 5/15/2033		82,077	84,004
"JS", Series 3572, Interest Only, 6.618% **, 9/15/2039		834,446	131,415
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033		184,184	189,883
"EG", Series 2005-22, 5.0%, 11/25/2033		341,802	354,766
"TC", Series 2007-77, 5.5%, 9/25/2034		37,502	37,641
"SI", Series 2007-23, Interest Only, 6.591% **, 3/25/2037		349,150	54,640
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,364,770	465,363
"PL", Series 2013-19, 2.5%, 2/20/2043		684,500	547,096
"HX", Series 2012-91, 3.0%, 9/20/2040		408,365	404,579
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,684,414	200,946
"PD", Series 2011-25, 4.5%, 10/16/2039		1,000,000	1,058,596
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		1,860,751	210,122
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		4,190,607	383,221
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		1,348,034	72,684
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		252,731	40,062
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		500,835	80,539
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		212,981	37,912
"AI", Series 2007-38, Interest Only, 6.278% **, 6/16/2037		131,147	17,630
"D", Series 1996-7, 7.5%, 5/16/2026		126,918	145,947
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		148,355	151,201
"8A1", Series 2004-3, 7.0%, 4/25/2034		9,411	9,495

Total Collateralized Mortgage Obligations (Cost $7,501,787)			7,049,165
Government & Agency Obligations 20.1%
Other Government Related (d) 2.9%
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		250,000	230,000
KFW, 1.875%, 6/13/2018	CAD	965,000	919,535
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		250,000	232,550
Queensland Treasury Corp., Series 23, 4.25%, 7/21/2023	AUD	1,230,000	1,099,992
Vimpel Communications, 144A, 7.748%, 2/2/2021		200,000	215,500
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		500,000	526,250

			3,223,827
Sovereign Bonds 3.1%
Kingdom of Norway, Series 475, 2.0%, 5/24/2023	NOK	6,547,000	1,013,753
Republic of Belarus, REG S, 8.75%, 8/3/2015		500,000	482,500
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	43,100
Republic of Singapore, 3.375%, 9/1/2033	SGD	1,412,000	1,181,973
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	3,400,000	108,318
Series 6207, 8.15%, 2/3/2027	RUB	6,800,000	219,731
United Mexican States:
Series M, 7.75%, 5/29/2031	MXN	2,700,000	223,316
Series M 20, 8.5%, 5/31/2029	MXN	1,350,000	120,400

			3,393,091
U.S. Treasury Obligations 14.1%
U.S. Treasury Bill, 0.02% ***, 2/13/2014 (e)		508,000	507,972
U.S. Treasury Bond, 3.75%, 8/15/2041		2,500,000	2,541,405
U.S. Treasury Notes:
0.75%, 6/15/2014 (f)		2,500,000	2,511,522
1.0%, 8/31/2016		9,650,000	9,752,531
1.75%, 5/15/2023		155,000	143,629

			15,457,059

Total Government & Agency Obligations (Cost $22,477,835)			22,073,977
Municipal Bonds and Notes 7.7%
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2030		440,000	476,146
Dallas-Fort Worth, TX, International Airport Revenue:
Series F, 5.25%, 11/1/2028		100,000	108,472
Series F, 5.25%, 11/1/2029		85,000	91,548
Series F, 5.25%, 11/1/2030		330,000	352,361
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	725,996
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		1,715,001	1,776,106
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014, INS: AMBAC		320,000	321,818
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.25%, 6/15/2030		665,000	717,954
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013, INS: AGC		860,000	863,543
New Jersey, State Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014, INS: AGC		585,000	613,571
Pennsylvania, State Turnpike Commission Revenue, Series C, 5.5%, 12/1/2030		330,000	364,040
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	1,016,992
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028		665,000	726,552
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	295,648

Total Municipal Bonds and Notes (Cost $8,070,907)			8,450,747

		Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost 14,594)		15	14,333
Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 0.09% (g) (h) (Cost $5,511,451)		5,511,451	5,511,451
Cash Equivalents 3.0%
Central Cash Management Fund, 0.05% (g) (Cost $3,294,231)		3,294,231	3,294,231

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $140,971,243) †		126.2	138,575,734
Other Assets and Liabilities, Net		(26.2)	(28,790,541)

Net Assets		100.0	109,785,193

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

**	These securities are shown at their current rate as of September 30, 2013.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $140,971,243.  At September 30, 2013, net unrealized depreciation for all securities based on tax cost was $2,395,509.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,367,436 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,762,945.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $5,292,071 which is 4.8% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At September 30, 2013, this security has been pledged, in whole or in part, as collateral for open bilateral swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	12/18/2013	5	629,290	8,615
10 Year U.S. Treasury Note	USD	12/19/2013	185	23,382,266	469,632
Ultra Long U.S. Treasury Bond	USD	12/19/2013	24	3,410,250	76,940
Total unrealized appreciation					555,187

At September 30, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

30 Year U.S. Treasury Bond	USD	12/19/2013	10	1,333,750	(24,083)
5 Year U.S. Treasury Note	USD	12/31/2013	104	12,588,875	(114,698)
Federal Republic of Germany Euro-Bund	EUR	12/6/2013	1	190,075	(5,386)
Total unrealized depreciation					(144,167)

At September 30, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (i)

Call Options 0.0%
Receive Fixed – 4.064% - Pay Floating – LIBOR	5/13/2014 5/13/2044	2,000,000	1	5/9/2014	14,750	(50,480)
Put Options
Pay Fixed – 2.064% - Receive Floating – LIBOR	5/13/2014 5/13/2044	2,000,000	1	5/9/2014	14,750	(448)
Pay Fixed – 2.385% - Receive Floating – LIBOR	3/31/2014 3/31/2044	2,000,000	2	3/27/2014	27,300	(811)
Pay Fixed – 2.423% - Receive Floating – LIBOR	3/20/2014 3/20/2044	2,000,000	3	3/18/2014	28,800	(880)
Total Put Options					70,850	(2,139)

Total					85,600	(52,619)

(i)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2013 was $32,981.

At September 30, 2013, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	50,0005	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	7,323	3,137	4,186
6/20/2013 9/20/2018	15,0004	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	1,617	1,332	285
Total unrealized appreciation					4,471

(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At September 30, 2013, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized (Depreciation) ($)

5/13/2014 5/13/2044	2,000,000	6	Fixed - 4.064%	Floating - LIBOR	(105,539)	(81,938)

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

5/1/2014 5/1/2016	25,000,0007	Fixed - 0.528%	Floating - LIBOR	95,225	—	95,225
5/1/2014 5/1/2019	15,000,0008	Fixed - 1.233%	Floating - LIBOR	497,374	(8,831)	506,205
5/1/2014 5/1/2024	12,000,0002	Fixed - 2.156%	Floating - LIBOR	921,949	(1,986)	923,935
5/1/2014 5/1/2034	3,000,0003	Floating - LIBOR	Fixed - 2.791%	(374,505)	7,154	(381,659)
5/1/2014 5/1/2044	1,500,0002	Floating - LIBOR	Fixed - 2.922%	(234,116)	2,466	(236,582)
Total net unrealized appreciation					907,124

Counterparties
1	Nomura International PLC
2	Barclays Bank PLC
3	JPMorgan Chase Securities, Inc.
4	Credit Suisse
5	UBS AG
6	Morgan Stanley
7	BNP Paribas
8	Citigroup, Inc.
LIBOR: London Interbank Offered Rate

As of September 30, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,607,709	JPY	160,000,000	10/7/2013	20,116	Nomura International PLC
AUD	1,727,432	EUR	1,200,000	10/16/2013	13,832	Barclays Bank PLC
NOK	6,220,000	USD	1,047,644	10/24/2013	14,272	UBS AG
USD	1,396,541	MXN	18,375,000	11/12/2013	2,105	Barclays Bank PLC
MXN	3,675,000	USD	282,968	11/12/2013	3,238	UBS AG
MXN	11,025,000	USD	847,920	11/12/2013	8,733	Barclays Bank PLC
Total unrealized appreciation					62,296

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	160,000,000	USD	1,597,492	10/7/2013	(30,333)	Citigroup, Inc.
NZD	2,000,000	USD	1,608,074	10/15/2013	(51,165)	Citigroup, Inc.
CAD	1,859,475	USD	1,802,222	10/24/2013	(1,913)	Barclays Bank PLC
JPY	108,517,971	USD	1,088,335	10/24/2013	(15,836)	Nomura International PLC
USD	1,124,082	JPY	108,517,971	10/24/2013	(19,911)	UBS AG
AUD	1,243,690	USD	1,133,829	10/24/2013	(24,399)	UBS AG
SGD	1,402,990	USD	1,098,656	10/24/2013	(19,708)	Nomura International PLC
USD	1,123,190	SGD	1,400,000	10/24/2013	(7,209)	JPMorgan Chase Securities, Inc.
KRW	1,272,000,000	USD	1,180,675	10/24/2013	(916)	JPMorgan Chase Securities, Inc.
USD	283,576	MXN	3,675,000	11/12/2013	(3,846)	JPMorgan Chase Securities, Inc.
MXN	7,350,000	USD	556,403	11/12/2013	(3,056)	JPMorgan Chase Securities, Inc.
USD	568,224	MXN	7,350,000	12/9/2013	(9,912)	Barclays Bank PLC
USD	283,959	MXN	3,675,000	12/9/2013	(4,804)	UBS AG
Total unrealized depreciation					(193,008)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	RUB	Russian Ruble
JPY	Japanese Yen	SGD	Singapore Dollar
KRW	South Korean Won	USD	United States Dollar
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(l)
Corporate Bonds	$—	$41,116,663	$—	$41,116,663
Mortgage-Backed Securities Pass-Throughs	—	41,110,479	—	41,110,479
Asset-Backed	—	1,786,652	—	1,786,652
Commercial Mortgage-Backed Securities	—	8,168,036	—	8,168,036
Collateralized Mortgage Obligations	—	7,049,165	—	7,049,165
Government & Agency Obligations	—	22,073,977	—	22,073,977
Municipal Bonds and Notes	—	8,450,747	—	8,450,747
Preferred Stock	—	14,333	—	14,333
Short-Term Investments	8,805,682	—	—	8,805,682
Derivatives(m)
Futures Contracts	555,187	—	—	555,187
Credit Default Swap Contracts	—	4,471	—	4,471
Interest Rate Swap Contracts	—	1,525,365	—	1,525,365
Forward Foreign Currency Exchange Contracts	—	62,296	—	62,296
Total	$9,360,869	$131,362,184	$—	$140,723,053
Liabilities
Derivatives(m)
Written Options	$—	$(52,619)	$—	$(52,619)
Futures Contracts	(144,167)	—	—	(144,167)
Interest Rate Swap Contracts	—	(700,179)	—	(700,179)
Forward Foreign Currency Exchange Contracts	—	(193,008)	—	(193,008)
Total	$(144,167)	$(945,806)	$—	$(1,089,973)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$4,471	$—	$—
Foreign Exchange Contracts	$—	$—	$(130,712)	$—
Interest Rate Contracts	$411,020	$825,186	$—	$32,981

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Capital Growth VIP
	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 20.1%
Auto Components 0.8%
BorgWarner, Inc. (a)	64,660	6,555,877
Hotels, Restaurants & Leisure 3.4%
Brinker International, Inc. (a)	139,137	5,639,223
Las Vegas Sands Corp.	141,077	9,370,334
Norwegian Cruise Line Holdings Ltd.*	75,993	2,344,384
Starwood Hotels & Resorts Worldwide, Inc.	134,077	8,909,417

		26,263,358
Internet & Catalog Retail 2.0%
Amazon.com, Inc.*	38,963	12,181,392
Expedia, Inc. (a)	58,379	3,023,449

		15,204,841
Media 3.3%
Comcast Corp. "A"	334,143	15,086,556
Twenty-First Century Fox, Inc.	313,495	10,502,083

		25,588,639
Multiline Retail 1.1%
Dollar General Corp.*	156,355	8,827,803
Specialty Retail 5.4%
Dick's Sporting Goods, Inc. (a)	184,981	9,874,286
GNC Holdings, Inc. "A"	94,687	5,172,751
Home Depot, Inc.	194,604	14,760,713
L Brands, Inc. (a)	204,532	12,496,905

		42,304,655
Textiles, Apparel & Luxury Goods 4.1%
NIKE, Inc. "B"	334,898	24,326,991
VF Corp. (a)	40,347	8,031,070

		32,358,061
Consumer Staples 11.1%
Beverages 3.5%
Beam, Inc.	146,298	9,458,166
PepsiCo, Inc.	227,372	18,076,074

		27,534,240
Food & Staples Retailing 4.1%
Costco Wholesale Corp.	127,647	14,694,723
Sprouts Farmers Market, Inc.*	693	30,762
Whole Foods Market, Inc.	293,379	17,162,671

		31,888,156
Food Products 3.5%
Hillshire Brands Co.	222,961	6,853,821
Kraft Foods Group, Inc.	112,414	5,894,990
Mead Johnson Nutrition Co.	83,257	6,182,665
Mondelez International, Inc. "A"	264,919	8,323,755

		27,255,231
Energy 5.0%
Energy Equipment & Services 2.6%
Cameron International Corp.*	93,093	5,433,838
Schlumberger Ltd.	167,929	14,838,207

		20,272,045
Oil, Gas & Consumable Fuels 2.4%
Anadarko Petroleum Corp.	99,250	9,229,258
Concho Resources, Inc.*	45,005	4,896,994
Pioneer Natural Resources Co.	26,488	5,000,934

		19,127,186
Financials 5.1%
Capital Markets 3.7%
Affiliated Managers Group, Inc.*	78,722	14,377,786
Ameriprise Financial, Inc.	64,294	5,855,897
Charles Schwab Corp. (a)	409,842	8,664,060

		28,897,743
Consumer Finance 1.3%
Discover Financial Services	199,483	10,081,871
Real Estate Management & Development 0.1%
Realogy Holdings Corp.*	16,178	695,978
Health Care 15.4%
Biotechnology 8.9%
Celgene Corp.*	165,869	25,532,215
Cepheid, Inc.* (a)	148,764	5,807,747
Gilead Sciences, Inc.* (a)	389,986	24,506,720
Medivation, Inc.* (a)	155,997	9,350,460
NPS Pharmaceuticals, Inc.* (a)	132,410	4,211,962

		69,409,104
Health Care Equipment & Supplies 1.6%
CareFusion Corp.*	202,378	7,467,748
St. Jude Medical, Inc.	91,985	4,934,076

		12,401,824
Health Care Providers & Services 3.6%
Express Scripts Holding Co.*	253,139	15,638,927
McKesson Corp.	93,150	11,951,145
Premier, Inc. "A"*	27,234	863,318

		28,453,390
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc. (a)	108,768	10,022,971
Industrials 12.3%
Aerospace & Defense 2.0%
Boeing Co.	71,276	8,374,930
TransDigm Group, Inc.	48,888	6,780,766

		15,155,696
Commercial Services & Supplies 0.8%
Stericycle, Inc.* (a)	54,958	6,342,153
Electrical Equipment 3.3%
AMETEK, Inc.	264,652	12,179,285
Regal-Beloit Corp.	48,974	3,326,804
Roper Industries, Inc. (a)	79,005	10,497,394

		26,003,483
Industrial Conglomerates 1.1%
General Electric Co.	362,320	8,655,825
Machinery 3.9%
Dover Corp. (a)	110,381	9,915,525
Parker Hannifin Corp. (a)	133,942	14,562,174
SPX Corp.	70,098	5,933,095

		30,410,794
Road & Rail 1.2%
Norfolk Southern Corp. (a)	121,732	9,415,970
Information Technology 24.0%
Communications Equipment 1.2%
QUALCOMM, Inc.	141,462	9,528,880
Computers & Peripherals 5.2%
Apple, Inc.	62,652	29,869,341
EMC Corp.	255,628	6,533,852
Stratasys Ltd.* (a)	43,633	4,418,277

		40,821,470
Internet Software & Services 4.9%
eBay, Inc.*	126,568	7,061,229
Google, Inc. "A"*	33,285	29,154,664
Splunk, Inc.*	36,983	2,220,459

		38,436,352
IT Services 5.2%
Accenture PLC "A" (a)	154,797	11,399,251
International Business Machines Corp. (a)	58,544	10,841,178
Visa, Inc. "A" (a)	97,058	18,547,784

		40,788,213
Semiconductors & Semiconductor Equipment 0.8%
Avago Technologies Ltd.	53,798	2,319,770
Broadcom Corp. "A"	153,987	4,005,202

		6,324,972
Software 6.7%
Check Point Software Technologies Ltd.* (a)	101,573	5,744,969
Citrix Systems, Inc.*	105,658	7,460,511
FireEye, Inc.*	196	8,140
Intuit, Inc.	73,436	4,869,541
Microsoft Corp.	288,666	9,615,465
Oracle Corp.	641,613	21,282,303
Solera Holdings, Inc.	57,578	3,044,149

		52,025,078
Materials 4.5%
Chemicals 4.0%
Ecolab, Inc.	127,925	12,633,873
LyondellBasell Industries NV "A"	107,162	7,847,473
Monsanto Co.	107,238	11,192,430

		31,673,776
Paper & Forest Products 0.5%
International Paper Co.	78,751	3,528,045
Telecommunication Services 0.9%
Wireless Telecommunication Services
Crown Castle International Corp.*	101,945	7,445,044
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	58,210	2,402,909

Total Common Stocks (Cost $468,665,554)		772,101,633
Securities Lending Collateral 20.7%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $161,980,933)	161,980,933	161,980,933
Cash Equivalents 1.2%
Central Cash Management Fund, (b) 0.05% (Cost $9,743,935)	9,743,935	9,743,935

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $640,390,422) †	120.6	943,826,501
Other Assets and Liabilities, Net (a)	(20.6)	(161,473,134)

Net Assets	100.0	782,353,367

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $642,728,972.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $301,097,529.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $306,319,592 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,222,063.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $157,868,765, which is 20.2% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$772,101,633	$—	$—	$772,101,633
Short-Term Investments(d)	171,724,868	—	—	171,724,868
Total	$943,826,501	$—	$—	$943,826,501

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Core Equity VIP
	Shares	Value ($)
Common Stocks 99.4%
Consumer Discretionary 13.8%
Auto Components 1.1%
BorgWarner, Inc.	23,344	2,366,848
Hotels, Restaurants & Leisure 1.6%
Las Vegas Sands Corp.	19,970	1,326,407
Starwood Hotels & Resorts Worldwide, Inc.	29,404	1,953,896

		3,280,303
Internet & Catalog Retail 1.2%
Amazon.com, Inc.*	5,133	1,604,781
Expedia, Inc.	15,842	820,457

		2,425,238
Media 1.8%
Comcast Corp. "A"	38,049	1,717,912
Twenty-First Century Fox, Inc.	60,141	2,014,724

		3,732,636
Multiline Retail 0.7%
Macy's, Inc.	31,113	1,346,259
Specialty Retail 4.0%
Dick's Sporting Goods, Inc. (a)	43,147	2,303,187
Home Depot, Inc.	37,985	2,881,162
L Brands, Inc.	51,935	3,173,229

		8,357,578
Textiles, Apparel & Luxury Goods 3.4%
NIKE, Inc. "B"	74,694	5,425,772
VF Corp.	8,014	1,595,187

		7,020,959
Consumer Staples 9.2%
Beverages 2.5%
Beam, Inc.	24,189	1,563,819
PepsiCo, Inc.	44,645	3,549,277

		5,113,096
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	23,288	2,680,915
Sprouts Farmers Market, Inc.*	184	8,168
Whole Foods Market, Inc.	55,077	3,222,004

		5,911,087
Food Products 2.4%
Hillshire Brands Co.	68,423	2,103,323
Kraft Foods Group, Inc.	53,194	2,789,493

		4,892,816
Household Products 1.5%
Procter & Gamble Co.	41,950	3,171,001
Energy 10.9%
Energy Equipment & Services 2.7%
Cameron International Corp.*	33,783	1,971,914
Schlumberger Ltd.	41,617	3,677,278

		5,649,192
Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	34,810	3,236,982
Chevron Corp.	57,599	6,998,278
Concho Resources, Inc.*	15,076	1,640,419
EOG Resources, Inc.	16,224	2,746,399
Pioneer Natural Resources Co.	7,057	1,332,362
Valero Energy Corp.	32,007	1,093,039

		17,047,479
Financials 16.5%
Capital Markets 5.9%
Affiliated Managers Group, Inc.*	24,415	4,459,156
Ameriprise Financial, Inc.	53,751	4,895,641
Charles Schwab Corp.	138,121	2,919,878

		12,274,675
Consumer Finance 1.8%
Discover Financial Services	72,776	3,678,099
Diversified Financial Services 5.1%
Citigroup, Inc.	109,559	5,314,707
JPMorgan Chase & Co.	104,141	5,383,048

		10,697,755
Insurance 3.3%
Prudential Financial, Inc.	54,046	4,214,507
The Travelers Companies, Inc. (a)	30,245	2,563,869

		6,778,376
Real Estate Investment Trusts 0.4%
Apartment Investment & Management Co. "A" (REIT)	31,449	878,685
Health Care 16.0%
Biotechnology 6.8%
Celgene Corp.*	34,476	5,306,891
Gilead Sciences, Inc.* (a)	84,423	5,305,141
Medivation, Inc.*	41,290	2,474,922
NPS Pharmaceuticals, Inc.* (a)	35,695	1,135,458

		14,222,412
Health Care Equipment & Supplies 2.6%
CareFusion Corp.*	76,103	2,808,201
The Cooper Companies, Inc. (a)	19,858	2,575,384

		5,383,585
Health Care Providers & Services 3.6%
Express Scripts Holding Co.*	60,304	3,725,581
McKesson Corp.	26,956	3,458,455
Premier, Inc. "A"*	7,186	227,796

		7,411,832
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc. (a)	37,165	3,424,755
Pharmaceuticals 1.4%
Merck & Co., Inc.	60,061	2,859,504
Industrials 11.5%
Aerospace & Defense 1.9%
Boeing Co.	19,248	2,261,640
TransDigm Group, Inc.	11,800	1,636,660

		3,898,300
Electrical Equipment 3.6%
AMETEK, Inc.	70,542	3,246,343
Regal-Beloit Corp.	17,851	1,212,618
Roper Industries, Inc.	23,435	3,113,809

		7,572,770
Industrial Conglomerates 2.4%
General Electric Co.	206,967	4,944,442
Machinery 2.3%
Parker Hannifin Corp.	23,268	2,529,697
SPX Corp.	25,560	2,163,398

		4,693,095
Road & Rail 1.3%
Norfolk Southern Corp.	34,718	2,685,437
Information Technology 15.5%
Computers & Peripherals 4.4%
Apple, Inc.	12,641	6,026,597
EMC Corp.	73,567	1,880,372
Stratasys Ltd.*	11,906	1,205,602

		9,112,571
Internet Software & Services 4.1%
eBay, Inc.*	50,029	2,791,118
Google, Inc. "A"*	6,494	5,688,159

		8,479,277
IT Services 2.0%
Accenture PLC "A"	10,721	789,495
Visa, Inc. "A" (a)	17,512	3,346,543

		4,136,038
Semiconductors & Semiconductor Equipment 0.8%
Avago Technologies Ltd.	14,317	617,349
Broadcom Corp. "A"	40,676	1,057,983

		1,675,332
Software 4.2%
Check Point Software Technologies Ltd.* (a)	27,655	1,564,167
Citrix Systems, Inc.*	18,014	1,271,969
FireEye, Inc.*	52	2,160
Intuit, Inc.	18,145	1,203,195
Oracle Corp.	103,485	3,432,597
Solera Holdings, Inc.	26,181	1,384,189

		8,858,277
Materials 3.6%
Chemicals 3.1%
Ecolab, Inc.	32,277	3,187,677
LyondellBasell Industries NV "A"	19,662	1,439,848
Monsanto Co.	17,694	1,846,723

		6,474,248
Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc. (a)	29,193	965,704
Telecommunication Services 1.0%
Wireless Telecommunication Services
Crown Castle International Corp.*	27,569	2,013,364
Utilities 1.4%
Electric Utilities 0.9%
NextEra Energy, Inc.	24,833	1,990,613
Water Utilities 0.5%
American Water Works Co., Inc.	23,153	955,756

Total Common Stocks (Cost $195,502,718)		206,379,394
Securities Lending Collateral 7.5%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $15,557,625)	15,557,625	15,557,625
Cash Equivalents 0.7%
Central Cash Management Fund, 0.05% (b) (Cost $1,527,995)	1,527,995	1,527,995

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $212,588,338) †	107.6	223,465,014
Other Assets and Liabilities, Net	(7.6)	(15,732,014)

Net Assets	100.0	207,733,000

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $213,879,261.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $9,585,753.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,397,363 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,811,610.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $15,109,586, which is 7.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$206,379,394	$—	$—	$206,379,394
Short-Term Investments(d)	17,085,620	—	—	17,085,620
Total	$223,465,014	$—	$—	$223,465,014

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.

(d)	See Investment Portfolio for additional detailed categorizations

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Global Small Cap Growth VIP
	Shares	Value ($)
Common Stocks 98.8%
Australia 0.3%
Austal Ltd.* (Cost $764,055)	576,906	431,376
Bermuda 0.8%
Lazard Ltd. "A" (a) (Cost $799,420)	32,102	1,156,314
Brazil 0.6%
Fleury SA (Cost $1,141,734)	99,543	824,173
Canada 1.2%
SunOpta, Inc.* (Cost $1,417,734)	177,076	1,721,179
China 1.7%
Charm Communications, Inc. (ADR)	106,708	455,643
Minth Group Ltd.	1,045,047	2,088,874

(Cost $1,486,336)		2,544,517
Cyprus 1.0%
ProSafe SE (Cost $1,431,229)	176,684	1,410,680
Denmark 1.1%
GN Store Nord AS (Cost $1,066,322)	73,914	1,554,841
France 1.9%
Flamel Technologies SA (ADR)*	156,961	1,029,664
JC Decaux SA	45,026	1,660,122

(Cost $3,020,804)		2,689,786
Germany 4.7%
Fresenius Medical Care AG & Co. KGaA	10,009	651,061
Gerresheimer AG	14,879	891,844
M.A.X. Automation AG	190,057	1,336,270
Rational AG	4,084	1,218,703
United Internet AG (Registered)	69,777	2,644,199

(Cost $2,325,200)		6,742,077
Hong Kong 3.4%
K Wah International Holdings Ltd.	3,484,982	1,881,589
REXLot Holdings Ltd.	19,870,685	1,538,163
Techtronic Industries Co., Ltd.	558,848	1,459,058

(Cost $2,785,013)		4,878,810
Indonesia 1.0%
PT Arwana Citramulia Tbk	13,929,226	1,021,058
PT Ciputra Property Tbk	6,394,904	447,964

(Cost $1,703,361)		1,469,022
Ireland 3.6%
C&C Group PLC	237,410	1,284,945
Paddy Power PLC	23,961	1,918,299
Ryanair Holdings PLC	229,466	1,953,677

(Cost $1,598,542)		5,156,921
Italy 1.0%
Prysmian SpA (Cost $1,158,368)	59,123	1,447,133
Japan 8.2%
Ai Holdings Corp.	89,568	1,068,362
Avex Group Holdings, Inc.	59,393	1,733,798
Hajime Construction Co., Ltd. (b)	29,262	1,895,708
Kusuri No Aoki Co., Ltd.	19,804	1,293,938
Medical System Network Co., Ltd.	113,898	492,806
MISUMI Group, Inc.	30,937	897,701
Nippon Seiki Co., Ltd.	119,125	1,915,959
United Arrows Ltd.	31,384	1,324,907
Universal Entertainment Corp. (b)	55,322	1,183,506

(Cost $8,145,935)		11,806,685
Luxembourg 0.3%
L'Occitane International SA (Cost $356,205)	181,565	473,555
Malaysia 1.4%
Hartalega Holdings Bhd.	592,738	1,360,482
Tune Ins Holdings Bhd.*	1,159,601	726,118

(Cost $1,301,301)		2,086,600
Netherlands 4.2%
Brunel International NV	27,592	1,483,306
Chicago Bridge & Iron Co. NV (c)	20,728	1,404,737
Koninklijke Vopak NV	23,438	1,342,015
SBM Offshore NV*	91,819	1,819,758

(Cost $2,592,005)		6,049,816
Panama 0.6%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $827,404)	34,592	862,033
Philippines 1.4%
Alliance Global Group, Inc.	2,413,340	1,304,275
House of Investments, Inc.	910,300	125,503
Touch Solutions, Inc.*	2,787,100	577,822

(Cost $1,593,151)		2,007,600
Singapore 1.7%
Lian Beng Group Ltd.	2,616,511	1,168,501
UE E&C Ltd.	617,590	455,635
Yongnam Holdings Ltd.	3,612,130	836,184

(Cost $1,992,708)		2,460,320
Switzerland 1.7%
Dufry AG (Registered)*	11,004	1,654,828
OC Oerlikon Corp. AG (Registered)	61,341	819,527

(Cost $2,106,354)		2,474,355
Thailand 0.4%
Malee Sampran Factory PCL (Foreign Registered) (Cost $1,057,454)	569,016	604,852
United Kingdom 12.2%
ARM Holdings PLC	45,571	729,621
Ashmore Group PLC	227,745	1,441,909
Babcock International Group PLC	140,923	2,727,667
Burberry Group PLC	42,593	1,127,955
Crest Nicholson Holdings PLC*	265,468	1,427,097
Domino's Pizza Group PLC	106,167	1,003,990
Essentra PLC	100,949	1,222,567
Hargreaves Lansdown PLC	90,725	1,438,695
HellermannTyton Group PLC	317,895	1,394,909
IG Group Holdings PLC	124,645	1,168,585
John Wood Group PLC	84,863	1,103,047
Monitise PLC*	638,331	589,558
Nanoco Group PLC*	289,978	802,215
Rotork PLC	31,784	1,403,548

(Cost $9,469,838)		17,581,363
United States 44.4%
Advance Auto Parts, Inc.	11,760	972,317
Aecom Technology Corp.*	33,549	1,049,077
Aeropostale, Inc.* (b)	50,024	470,226
Affiliated Managers Group, Inc.*	9,257	1,690,698
Altra Holdings, Inc.	28,488	766,612
Applied Industrial Technologies, Inc.	18,892	972,938
Ascena Retail Group, Inc.* (b)	31,888	635,528
BE Aerospace, Inc.*	27,300	2,015,286
BorgWarner, Inc.	12,292	1,246,286
Cardtronics, Inc.*	25,979	963,821
Catamaran Corp.*	17,959	825,216
Centene Corp.*	14,290	913,988
Cognex Corp. (b)	32,502	1,019,263
CONMED Corp.	23,733	806,685
Covisint Corp.*	4,286	54,818
Deckers Outdoor Corp.* (b)	17,006	1,121,035
Derma Sciences, Inc.*	58,282	721,531
DFC Global Corp.* (b)	59,624	655,268
Dresser-Rand Group, Inc.*	23,220	1,448,928
Encore Capital Group, Inc.* (b)	36,520	1,674,807
Furiex Pharmaceuticals, Inc.*	18,193	800,310
Green Mountain Coffee Roasters, Inc.* (b)	11,960	900,947
Hain Celestial Group, Inc.* (b)	10,151	782,845
Harris Corp.	18,951	1,123,794
Haynes International, Inc.	15,185	688,336
HeartWare International, Inc.*	10,980	803,846
Hi-Tech Pharmacal Co., Inc.	7,728	333,463
Jack in the Box, Inc.*	18,802	752,080
Jarden Corp.*	37,094	1,795,350
Leucadia National Corp.	53,549	1,458,675
Ligand Pharmaceuticals, Inc. "B"*	29,172	1,262,564
Manitowoc Co., Inc.	81,547	1,596,690
MICROS Systems, Inc.* (b)	15,314	764,781
NxStage Medical, Inc.*	61,958	815,367
Oasis Petroleum, Inc.* (b)	18,235	895,885
Ocwen Financial Corp.*	33,204	1,851,787
Oil States International, Inc.*	11,540	1,193,928
Pacira Pharmaceuticals, Inc.*	78,010	3,751,501
PTC, Inc.*	30,002	852,957
Roadrunner Transportation Systems, Inc.*	38,439	1,085,517
Rosetta Resources, Inc.*	13,311	724,917
Sears Hometown & Outlet Stores, Inc.*	28,577	907,320
Signature Bank* (b)	10,463	957,574
Sinclair Broadcast Group, Inc. "A"	40,640	1,362,253
Sunshine Heart, Inc.*	98,891	1,145,158
Synta Pharmaceuticals Corp.*	117,345	740,447
Tenneco, Inc.*	28,466	1,437,533
The Bancorp., Inc.*	46,028	815,616
Thoratec Corp.*	35,971	1,341,359
TIBCO Software, Inc.*	40,313	1,031,610
TiVo, Inc.*	70,178	873,014
Tristate Capital Holdings, Inc.*	56,467	727,860
United Rentals, Inc.* (b)	22,588	1,316,654
Urban Outfitters, Inc.*	29,154	1,071,993
WABCO Holdings, Inc.*	17,583	1,481,544
Waddell & Reed Financial, Inc. "A"	32,588	1,677,630
WageWorks, Inc.*	28,728	1,449,328
Zeltiq Aesthetics, Inc.* (b)	45,533	412,984
Zions Bancorp.	41,897	1,148,816

(Cost $40,224,364)		64,158,561

Total Common Stocks (Cost $90,364,837)		142,592,569
Warrants 0.1%
Malaysia
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	68,733	69,587
Securities Lending Collateral 9.5%
Daily Assets Fund Institutional, 0.09% (d) (e) (Cost $13,667,579)	13,667,579	13,667,579
Cash Equivalents 1.5%
Central Cash Management Fund, 0.05% (d) (Cost $2,212,531)	2,212,531	2,212,531

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $106,244,947) †	109.9	158,542,266
Other Assets and Liabilities, Net	(9.9)	(14,240,238)

Net Assets	100.0	144,302,028

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $106,800,669.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $51,741,597.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $57,194,260 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,452,663.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan.  The value of securities loaned at September 30, 2013 amounted to $13,255,193 which is 9.2% of net assets.

(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At September 30, 2013 the DWS Global Small Cap Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Consumer Discretionary	34,758,886	24.4%
Industrials	33,037,853	23.1%
Financials	21,781,938	15.3%
Health Care	21,056,071	14.7%
Information Technology	13,095,835	9.2%
Energy	9,939,158	7.0%
Consumer Staples	7,081,512	5.0%
Materials	1,910,903	1.3%
Total	142,662,156	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants
Australia	$—	$431,376	$—	$431,376
Bermuda	1,156,314	—	—	1,156,314
Brazil	824,173	—	—	824,173
Canada	1,721,179	—	—	1,721,179
China	455,643	2,088,874	—	2,544,517
Cyprus	—	1,410,680	—	1,410,680
Denmark	—	1,554,841	—	1,554,841
France	1,029,664	1,660,122	—	2,689,786
Germany	—	6,742,077	—	6,742,077
Hong Kong	—	4,878,810	—	4,878,810
Indonesia	—	1,469,022	—	1,469,022
Ireland	—	5,156,921	—	5,156,921
Italy	—	1,447,133	—	1,447,133
Japan	—	11,806,685	—	11,806,685
Luxembourg	—	473,555	—	473,555
Malaysia	—	2,156,187	—	2,156,187
Netherlands	1,404,737	4,645,079	—	6,049,816
Panama	862,033	—	—	862,033
Philippines	—	2,007,600	—	2,007,600
Singapore	—	2,460,320	—	2,460,320
Switzerland	—	2,474,355	—	2,474,355
Thailand	—	604,852	—	604,852
United Kingdom	—	17,581,363	—	17,581,363
United States	64,158,561	—	—	64,158,561
Short-Term Investments (f)	15,880,110	—	—	15,880,110

Total	$87,492,414	$71,049,852	$—	$158,542,266

During the period ended September 30, 2013, the amount of transfers between Level 3 and Level 2 was $16,152. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS International VIP
	Shares	Value ($)
Common Stocks 96.7%
Australia 5.6%
Australia & New Zealand Banking Group Ltd.	44,300	1,273,051
BHP Billiton Ltd.	119,000	3,969,081
Commonwealth Bank of Australia	9,000	598,273
Lend Lease Group	74,000	701,548
Macquarie Group Ltd.	16,300	729,248
Rio Tinto Ltd.	13,800	795,581

(Cost $7,478,042)		8,066,782
Bermuda 0.7%
Seadrill Ltd. (Cost $946,105)	21,800	979,029
Denmark 0.9%
Coloplast AS "B" (Cost $1,130,982)	21,400	1,218,338
Finland 0.7%
Fortum Oyj (Cost $827,880)	46,600	1,051,539
France 8.7%
Dassault Systemes SA	31,200	4,168,622
L'Oreal SA	13,500	2,319,363
LVMH Moet Hennessy Louis Vuitton SA	7,000	1,379,590
Publicis Groupe	10,000	796,010
Sanofi	18,100	1,835,496
Technip SA	5,600	657,767
Total SA	24,700	1,435,597

(Cost $9,932,169)		12,592,445
Germany 11.7%
Adidas AG	38,500	4,180,957
Allianz SE (Registered)	3,900	613,095
BASF SE	18,000	1,728,274
Bayer AG (Registered)	26,900	3,171,892
Beiersdorf AG	12,800	1,136,619
Continental AG	5,000	847,455
Deutsche Post AG (Registered)	90,000	2,988,486
Siemens AG (Registered)	12,700	1,531,100
Suedzucker AG	23,000	677,649

(Cost $13,098,331)		16,875,527
Hong Kong 3.4%
BOC Hong Kong (Holdings) Ltd.	1,305,000	4,194,995
Noble Group Ltd.	970,000	719,323

(Cost $4,191,791)		4,914,318
Italy 3.1%
Snam SpA	675,000	3,420,739
UniCredit SpA	159,000	1,017,477

(Cost $3,801,658)		4,438,216
Japan 20.3%
Bridgestone Corp.	81,900	2,997,952
Canon, Inc.	41,000	1,310,214
FANUC Corp.	28,600	4,729,470
Fast Retailing Co., Ltd.	4,000	1,509,267
Hitachi Ltd.	96,000	635,652
Japan Tobacco, Inc.	24,700	891,867
JGC Corp.	14,000	506,809
JX Holdings, Inc.	116,000	603,277
Keyence Corp.	1,800	685,601
Marubeni Corp. (a)	222,000	1,752,274
Mitsubishi Estate Co., Ltd.	122,000	3,619,975
Mitsubishi Heavy Industries Ltd.	143,000	823,047
Mitsui & Co., Ltd. (a)	93,000	1,355,071
Mizuho Financial Group, Inc. (a)	273,000	594,230
Nabtesco Corp.	99,200	2,423,498
Nikon Corp. (a)	26,000	453,969
SoftBank Corp.	8,600	597,677
Sumitomo Mitsui Financial Group, Inc. (a)	12,400	601,995
Sumitomo Realty & Development Co., Ltd.	13,300	634,284
Suzuki Motor Corp.	24,100	578,935
Toyota Motor Corp.	30,400	1,949,587

(Cost $24,397,948)		29,254,651
Netherlands 8.6%
Aegon NV	87,400	647,167
Akzo Nobel NV	11,700	769,129
ING Groep NV (CVA)*	429,357	4,872,012
Koninklijke DSM NV	8,500	641,565
Royal Dutch Shell PLC "B"	158,000	5,460,890

(Cost $10,207,756)		12,390,763
Norway 2.6%
DnB ASA	207,576	3,152,919
Telenor ASA	29,000	662,810

(Cost $2,753,287)		3,815,729
Singapore 0.6%
United Overseas Bank Ltd. (Cost $848,648)	55,000	906,921
Spain 1.1%
Inditex SA (Cost $1,448,397)	10,600	1,638,001
Sweden 2.7%
Getinge AB "B"	17,000	607,712
Swedbank AB "A"	50,000	1,166,113
TeliaSonera AB	281,000	2,153,343

(Cost $3,208,265)		3,927,168
Switzerland 11.2%
Nestle SA (Registered)	37,500	2,626,580
Novartis AG (Registered)	16,200	1,245,225
Roche Holding AG (Genusschein)	24,000	6,474,185
Swiss Life Holding AG (Registered)*	3,400	643,686
Syngenta AG (Registered)	9,650	3,942,533
UBS AG (Registered)*	62,700	1,282,725

(Cost $14,809,523)		16,214,934
United Kingdom 14.8%
Barclays PLC	141,000	606,644
British American Tobacco PLC	19,300	1,024,067
Capita PLC	212,000	3,416,906
Centrica PLC	186,000	1,114,180
Diageo PLC	77,900	2,475,400
Inmarsat PLC	200,000	2,297,541
Old Mutual PLC	620,000	1,883,100
Prudential PLC	143,000	2,665,890
SABMiller PLC	27,200	1,386,549
Vodafone Group PLC	1,081,000	3,811,851
WPP PLC	33,300	685,538

(Cost $17,407,328)		21,367,666

Total Common Stocks (Cost $116,488,110)		139,652,027
Securities Lending Collateral 3.4%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $4,966,430)	4,966,430	4,966,430
Cash Equivalents 2.7%
Central Cash Management Fund, 0.05% (b) (Cost $3,859,334)	3,859,334	3,859,334

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $125,313,874) †	102.8	148,477,791
Other Assets and Liabilities, Net	(2.8)	(4,080,702)

Net Assets	100.0	144,397,089

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $126,657,948.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $21,819,843.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,083,899 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,264,056.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $4,699,115, which is 3.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)
At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	12/20/2013	55	4,604,325	77,141

Currency Abbreviation

USD	United States Dollar

At September 30, 2013 the DWS International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	32,405,348	23.2%
Industrials	20,245,984	14.5%
Consumer Discretionary	17,017,261	12.2%
Health Care	14,552,848	10.4%
Consumer Staples	12,538,094	9.0%
Materials	11,846,163	8.5%
Telecommunication Services	9,523,222	6.8%
Energy	9,136,560	6.5%
Information Technology	6,800,089	4.9%
Utilities	5,586,458	4.0%
Total	139,652,027	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
Australia	$—	$8,066,782	$—	$8,066,782
Bermuda	—	979,029	—	979,029
Denmark	—	1,218,338	—	1,218,338
Finland	—	1,051,539	—	1,051,539
France	—	12,592,445	—	12,592,445
Germany	—	16,875,527	—	16,875,527
Hong Kong	—	4,914,318	—	4,914,318
Italy	—	4,438,216	—	4,438,216
Japan	—	29,254,651	—	29,254,651
Netherlands	—	12,390,763	—	12,390,763
Norway	—	3,815,729	—	3,815,729
Singapore	—	906,921	—	906,921
Spain	—	1,638,001	—	1,638,001
Sweden	—	3,927,168	—	3,927,168
Switzerland	—	16,214,934	—	16,214,934
United Kingdom	—	21,367,666	—	21,367,666
Short-Term Investments (d)	8,825,764	—	—	8,825,764
Derivatives (e)
Futures Contracts	77,141	—	—	77,141

Total	$8,902,905	$139,652,027	$—	$148,554,932

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$77,141

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013